SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Location

The following tables present total revenues for the years ended December 31, 2017, 2018 and 2019 and long-lived assets as of December 31, 2018 and 2019:

Revenues:

	Year ended December 31,
	2017	2018	2019

United States	$145,453	$187,704	$233,945
Israel	7,282	6,909	7,827
United Kingdom	24,837	26,652	36,146
Europe, the Middle East and Africa *)	49,659	78,525	85,757
Other	34,470	43,409	70,220

	$261,701	$343,199	$433,895

Schedule of Long-Lived Assets by Geographic Location

For the years ended December 31, 2017, 2018 and 2019, no single customer contributed more than 10% to the Company's total revenues.

Long-lived assets:

	December 31,
	2018	2019

United States	$4,502	$3,810
Israel	9,161	11,441
United Kingdom	944	801
Europe, the Middle East and Africa *)	126	84
Other	387	336

	$15,120	$16,472

*)Excluding United Kingdom and Israel